Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Kellner Merger Fund | Investor Class
Prospectus:
Trading Symbol	GAKAX
Kellner Merger Fund | Institutional Class
Prospectus:
Trading Symbol	GAKIX